Commitment and Contingencies - Minimum Patent Royalties Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Years Ending December 31,
2024	$ 525
2025	700	$ 775
2026	825	700
2027	825	825
2028	825	825
Thereafter	9,900
Total	$ 13,600	$ 13,850